Interests in Other Entities - Schedule of Financial Information for Associates (Parentheticals) (Details)	Jun. 30, 2025	Jun. 30, 2024
Immuron Inc [Member]
Schedule of Financial Information for Associates [Line Items]
Share of loss for the period	23.60%	23.60%